Document And Entity Information	May 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 10, 2022
Entity Registrant Name	IDEAYA Biosciences, Inc.
Entity Central Index Key	0001676725
Entity Emerging Growth Company	true
Entity File Number	001-38915
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-4268251
Entity Address, Address Line One	7000 Shoreline Court
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	443-6209
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	IDYA
Security Exchange Name	NASDAQ